Loss Per Share	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Loss Per Share

NOTE 6 – LOSS PER SHARE

Loss per common share is based upon the weighted average number of common shares outstanding during the respective periods. The Company follows the provisions of the authoritative guidance for determining whether instruments granted in share-based payment transactions are participating securities, which requires that unvested restricted stock that entitles the holder to receive nonforfeitable dividends before vesting be included as a participating security in the basic and diluted earnings per common share calculation pursuant to the two-class method. However, because the Company reported a loss from continuing operations, there was no allocation to participating unvested restricted stockholders for all periods presented.

A computation of the loss per common share follows (in thousands, except per share amounts):

	Year ended December 31,
	2013		2012		2011
	Basic	Diluted	Basic	Diluted	Basic	Diluted
Loss:
Amounts attributable to Kindred stockholders:
Loss from continuing operations:
As reported in Statement of Operations	$(45,796)	$(45,796)	$(46,865)	$(46,865)	$(66,462)	$(66,462)
Allocation to participating unvested restricted stockholders	–	–	–	–	–	–
Available to common stockholders	$(45,796)	$(45,796)	$(46,865)	$(46,865)	$(66,462)	$(66,462)
Discontinued operations, net of income taxes:
Income (loss) from operations:
As reported in Statement of Operations	$(38,809)	$(38,809)	$11,243	$11,243	$12,981	$12,981
Allocation to participating unvested restricted stockholders	–	–	–	–	–	–
Available to common stockholders	$(38,809)	$(38,809)	$11,243	$11,243	$12,981	$12,981
Loss on divestiture of operations:
As reported in Statement of Operations	$(83,887)	$(83,887)	$(4,745)	$(4,745)	$–	$–
Allocation to participating unvested restricted stockholders	–	–	–	–	–	–
Available to common stockholders	$(83,887)	$(83,887)	$(4,745)	$(4,745)	$–	$–
Income (loss) from discontinued operations:
As reported in Statement of Operations	$(122,696)	$(122,696)	$6,498	$6,498	$12,981	$12,981
Allocation to participating unvested restricted stockholders	–	–	–	–	–	–
Available to common stockholders	$(122,696)	$(122,696)	$6,498	$6,498	$12,981	$12,981
Net loss:
As reported in Statement of Operations	$(168,492)	$(168,492)	$(40,367)	$(40,367)	$(53,481)	$(53,481)
Allocation to participating unvested restricted stockholders	–	–	–	–	–	–
Available to common stockholders	$(168,492)	$(168,492)	$(40,367)	$(40,367)	$(53,481)	$(53,481)
Shares used in the computation:
Weighted average shares outstanding – basic computation	52,249	52,249	51,659	51,659	46,280	46,280
Dilutive effect of employee stock options		–		–		–
Dilutive effect of performance-based restricted shares		–		–		–
Adjusted weighted average shares outstanding – diluted computation		52,249		51,659		46,280
Loss per common share:
Loss from continuing operations	$(0.88)	$(0.88)	$(0.91)	$(0.91)	$(1.44)	$(1.44)
Discontinued operations:
Income (loss) from operations	(0.74)	(0.74)	0.22	0.22	0.28	0.28
Loss on divestiture of operations	(1.61)	(1.61)	(0.09)	(0.09)	–	–
Income (loss) from discontinued operations	(2.35)	(2.35)	0.13	0.13	0.28	0.28
Net loss	$(3.23)	$(3.23)	$(0.78)	$(0.78)	$(1.16)	$(1.16)
Number of antidilutive stock options and performance-based restricted shares excluded from shares used in the diluted loss per common share computation		1,038		1,813		2,001